MORGAN STANLEY SERIES FUND
522 Fifth Avenue
New York, New York 10036
December 4, 2009
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Series Fund
File Nos.: 333-143505; 811-22075
Rule 497 (j) filing
Dear Sir or Madam:
On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement on Form N-1A relating to the Morgan Stanley Commodities Alpha Fund, accession number 0000950123-09-066725, that was filed electronically via EDGAR with the Securities and Exchange Commission on November 30, 2009.
If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,
/s/ Edward J. Meehan
Edward J. Meehan
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu